Structured entities (Tables)	12 Months Ended
Dec. 31, 2017
Structured entities
Schedule of analyses the asset categories of own-asset securitisations transferred assets continue to be recorded on Group's balance sheet

	Group
	2017				2016
		Debt securities in issue				Debt securities in issue
		Held by third	Held by the			Held by third	Held by the
Asset type	Assets	parties	Group (1)	Total	Assets	parties	Group (1)	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Mortgages
- UK (2)	—	—	—	—	1,255	—	—	—
- Irish	—	—	—	—	7,054	1,180	6,621	7,801
- US	—	—	—	—	301	301	—	301

	—	—	—	—	8,610	1,481	6,621	8,102

Cash deposit	—				785

Total	—				9,395

Notes:

(1)	Debt securities retained by the Group may be pledged with central banks.
(2)	These assets have been transferred to SEs that are consolidated by RBS plc.

Schedule of Group's interest in unconsolidated structured entities

	Asset backed
	Securitisation	Investment
	vehicles	funds and other	Total
2017	£m	£m	£m
Loans and advances to customers	—	29	29
Debt securities	1,059	—	1,059

Total	1,059	29	1,088

Liquidity facilities/loan commitments	—	55	55

Total exposure	1059	84	1143

2016
Loans and advances to customers	35	—	35
Derivative assets	8	—	8
Derivatives liabilities	(9)	(1)	(10)
Total	34	(1)	33

Guarantees	—	7	7
Total exposure	34	6	40

Notes:

(1)	Income from interests in unconsolidated structured entities includes interest receivable, changes in fair value and other income less impairments.
(2)

A sponsored entity is a structured entity established by the Group where the Group provides liquidity and/or credit enhancements or provides ongoing services to the entity. The Group can act as sponsor for its own or for customers’ transactions.

(3)

In 2017 no assets were transferred into sponsored structured entities (2016 - nil) which are not consolidated by the Group and for which the Group held no interest at 31 December 2017. The income arising from sponsored entitles where the Group holds no interest at year end was nil (2016 - nil).